Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
i)                   Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2023		81	291	504	58	934
Additions		4	24	130	11	169
Write-offs/disposal		(7)	(14)	(50)	(1)	(72)
Effects of movements in exchange rates		*	(4)	8	(1)	3
At December 31, 2023		78	297	592	67	1,034
Additions		13	30	150	12	205
Acquisition through business combination		*	1	*	*	1
Write-offs/disposal		(12)	(20)	(60)	(1)	(93)
Effects of movements in exchange rates		(2)	*	(20)	*	(22)
At December 31, 2024		77	308	662	78	1,125

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2023		57	94	262	29	442
Depreciation for the year		12	42	65	9	128
Write-offs/disposal		(6)	(9)	(34)	(1)	(50)
Impairment (reversal) loss of PPE		—	—	*	—	*
Effects of movements in exchange rates		*	(2)	5	(1)	2
At December 31, 2023		63	125	298	36	522
Depreciation for the year		12	44	57	9	122
Write-offs/disposal		(12)	(19)	(45)	(1)	(77)
Effects of movements in exchange rates		(1)	*	(8)	*	(9)
At December 31, 2024		62	150	302	44	558
Carrying amounts
At January 1, 2023		24	197	242	29	492
At December 31, 2023		15	172	294	31	512
At December 31, 2024		15	158	360	34	567
*Amount less than $1 million
Property, plant and equipment includes right-of-use assets of $138 million (2023: $143 million) relating to leased properties and motor vehicles (see Note 25). During the financial year, the Group acquired motor vehicles with an aggregate cost of $150 million (2023: $130 million) for cash payments of $38 million (2023: $43 million), secured bank loan financing of $86 million (2023: $80 million) and lease liabilities of $26 million (2023: $7 million).
ii)                  Depreciation of property, plant and equipment
Property, plant and equipment is depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $122 million (2023: $128 million; 2022: $129 million).
The reviews performed in 2024, 2023 and 2022 did not result in any changes in estimated useful life or residual value.